Quarterly Holdings Report
for

Fidelity Advisor® Global Real Estate Fund

April 30, 2019

AGRE-QTLY-0619
1.9879814.102

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Australia - 5.3%
Abacus Property Group unit	15,410	$40,955
Arena (REIT) unit	22,920	47,341
Carindale Property Trust	3,690	17,819
Goodman Group unit	2,777	25,763
Ingenia Communities Group unit	27,275	59,028
National Storage (REIT) unit	39,343	49,645
The GPT Group unit	18,433	74,458

TOTAL AUSTRALIA		315,009

Austria - 0.6%
CA Immobilien Anlagen AG	980	34,349
Bailiwick of Guernsey - 0.7%
Sirius Real Estate Ltd.	51,080	42,296
Bermuda - 1.7%
Hongkong Land Holdings Ltd.	14,530	101,274
Canada - 2.0%
Boardwalk (REIT)	702	20,378
RioCan (REIT)	1,948	37,457
Smart (REIT)	2,410	60,947

TOTAL CANADA		118,782

Cayman Islands - 1.6%
Cheung Kong Property Holdings Ltd.	11,680	93,800
Finland - 0.3%
Kojamo OYJ	1,500	17,800
France - 1.6%
Gecina SA	633	94,497
Germany - 5.5%
DIC Asset AG	2,189	23,987
Instone Real Estate Group BV (a)(b)	3,945	96,237
LEG Immobilien AG	1,232	143,363
Vonovia SE	1,270	63,344

TOTAL GERMANY		326,931

Hong Kong - 4.2%
Henderson Land Development Co. Ltd.	15,300	94,201
Sino Land Ltd.	54,644	96,126
Sun Hung Kai Properties Ltd.	3,404	58,753

TOTAL HONG KONG		249,080

Ireland - 3.0%
Hibernia (REIT) PLC	71,630	114,887
Irish Residential Properties REIT PLC	34,600	61,316

TOTAL IRELAND		176,203

Italy - 0.6%
COIMA RES SpA (b)	4,300	37,329
Japan - 10.7%
Advance Residence Investment Corp.	29	80,834
AEON MALL Co. Ltd.	1,170	17,897
Kenedix Office Investment Corp.	10	66,879
Kenedix Residential Investment Corp.	25	40,374
Kenedix, Inc.	4,700	22,277
Mitsubishi Estate Co. Ltd.	6,398	107,720
Mitsui Fudosan Co. Ltd.	7,130	164,305
Nomura Real Estate Holdings, Inc.	1,200	25,369
ORIX JREIT, Inc.	44	77,221
Star Asia Investment Corp.	37	36,038

TOTAL JAPAN		638,914

Mexico - 0.3%
Concentradora Fibra Hotelera Mexicana SA de CV (b)	34,200	17,499
Netherlands - 0.4%
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	142	24,408
Singapore - 4.7%
Mapletree Commercial Trust	53,200	75,492
Parkway Life REIT	49,100	104,330
UOL Group Ltd.	17,830	99,369

TOTAL SINGAPORE		279,191

Spain - 0.4%
Lar Espana Real Estate Socimi SA	2,850	22,344
Sweden - 0.4%
Cibus Nordic Real Estate AB	1,960	24,993
United Kingdom - 4.2%
Assura PLC	28,270	21,971
Capital & Counties Properties PLC	9,465	29,881
Derwent London PLC	2,296	94,909
Grainger Trust PLC	10,637	34,954
Londonmetric Properity PLC	12,500	32,959
U & I Group PLC	16,683	38,810

TOTAL UNITED KINGDOM		253,484

United States of America - 51.1%
American Homes 4 Rent Class A	2,967	71,149
Americold Realty Trust	1,234	39,500
Apartment Investment & Management Co. Class A	491	24,236
AvalonBay Communities, Inc.	611	122,768
Boston Properties, Inc.	1,185	163,080
Braemar Hotels & Resorts, Inc.	800	11,120
Brandywine Realty Trust (SBI)	3,181	48,956
Camden Property Trust (SBI)	528	53,143
Crown Castle International Corp.	396	49,809
CubeSmart	1,281	40,877
D.R. Horton, Inc.	460	20,383
DiamondRock Hospitality Co.	3,856	41,876
Digital Realty Trust, Inc.	1,070	125,950
Duke Realty Corp.	4,430	137,862
Equinix, Inc.	100	45,470
Equity Lifestyle Properties, Inc.	1,218	142,141
Equity Residential (SBI)	1,573	120,209
Essex Property Trust, Inc.	152	42,940
Extra Space Storage, Inc.	654	67,813
Gaming & Leisure Properties	1,121	45,266
Healthcare Trust of America, Inc.	1,726	47,603
Highwoods Properties, Inc. (SBI)	667	29,735
Host Hotels & Resorts, Inc.	2,840	54,642
Invitation Homes, Inc.	1,190	29,583
Kimco Realty Corp.	2,276	39,580
Lexington Corporate Properties Trust	2,050	18,594
Prologis, Inc.	3,823	293,105
Regency Centers Corp.	1,173	78,790
Simon Property Group, Inc.	926	160,846
SL Green Realty Corp.	735	64,930
Spirit Realty Capital, Inc.	1,125	45,518
Sun Communities, Inc.	710	87,387
Terreno Realty Corp.	399	17,815
The Macerich Co.	984	39,498
UDR, Inc.	4,351	195,577
Ventas, Inc.	1,978	120,876
VEREIT, Inc.	5,138	42,440
VICI Properties, Inc.	2,351	53,603
Vornado Realty Trust	938	64,853
Washington REIT (SBI)	765	21,604
Welltower, Inc.	1,593	118,726

TOTAL UNITED STATES OF AMERICA		3,039,853

TOTAL COMMON STOCKS
(Cost $5,384,224)		5,908,036
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $5,384,224)		5,908,036
NET OTHER ASSETS (LIABILITIES) - 0.7%		39,210
NET ASSETS - 100%		$5,947,246

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $151,065 or 2.5% of net assets.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,250
Total	$1,250

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.